Property and Equipment, Net	12 Months Ended
Feb. 28, 2021
Property Plant And Equipment [Abstract]
Property and Equipment, Net
4.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the followings:

	As of
	February 29, 2020	February 28, 2021
	RMB	RMB	USD
Leasehold improvement	41,970	41,029	6,338
Motor vehicles	2,593	2,819	436
Electronic equipment	4,818	5,281	816
Office equipment & furniture	8,316	7,071	1,092
Construction in progress	125	729	113
Total	57,822	56,929	8,795
Less: accumulated depreciation	38,073	41,125	6,353
Property and equipment, net	19,749	15,804	2,442

For the years ended February 28, 2019, February 29, 2020, and February 28, 2021, depreciation expenses were RMB14,528, RMB15,424 and RMB13,754(US$2,125), respectively.